NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) business_segments	Mar. 31, 2019 CAD ($)	Mar. 31, 2018	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segments | business_segments		3
Amortisation method, intangible assets other than goodwill		straight-line method
Increase In royalty obligations, impact of 1% change in growth rate					$ 2.8	$ 3.5
Impairment of goodwill	$ 37.5	$ 37.5	$ 0.0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period		1 year
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period		7 years
Government royalties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections					8.00%
Discount rate used in current estimate of value in use					6.00%
Government royalties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections					15.00%
Discount rate used in current estimate of value in use					9.50%
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		3 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		10 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		3 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		20 years
ERP and other software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		3 years
ERP and other software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		10 years
Technology | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		3 years
Technology | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		20 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		2 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill		40 years
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment		Declining balance/Straight-line
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment		2.50%
Useful lives, property, plant and equipment		3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment		10.00%
Useful lives, property, plant and equipment		40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment		Straight-line (10% residual)
Average remaining amortization period		12 years	11 years 1 month 6 days
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment		25 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment		Declining balance/Straight-line
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment		20.00%
Useful lives, property, plant and equipment		2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment		35.00%
Useful lives, property, plant and equipment		15 years
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment		Straight-line (residual not exceeding 15%)
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment		25 years
Aircraft engines
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment		Based on utilization
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment		3500 hours
Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining amortization period			5 years 2 months 12 days	5 years 2 months 12 days
Goodwill | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections					2.00%
Goodwill | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections					3.00%
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets		7 years
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets		40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets		25 years
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted lease rental payments			$ 46.6